Restatement of Previously Issued Financial Statements - (Details) - USD ($)	3 Months Ended			6 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2021	Dec. 22, 2020	Sep. 22, 2020
Class of Warrant or Right [Line Items]
Fair value of warrants					$ 18,500,000
Balance Sheet
Total assets	$ 260,319,739		$ 261,273,723	$ 260,319,739
Liabilities and stockholders' equity
Total current liabilities	1,429,558		210,349	1,429,558
Derivative warrant liabilities			22,415,255
Total Liabilities	23,289,058		22,625,604	23,289,058
Class A common stock, $0.0001 par value; shares subject to possible redemption			233,648,110
Stockholders' Equity:
Preferred stock- $0.0001 par value
Additional paid-in capital	10,834,267		9,216,854	10,834,267
Accumulated deficit	(5,835,181)		(4,217,743)	(5,835,181)
Total stockholders' equity	5,000,001	$ 5,000,002	5,000,009	5,000,001		$ 0
Total Liabilities and Stockholders' Equity	$ 260,319,739		$ 261,273,723	$ 260,319,739
Preferred stock, par value, (per share)	$ 0.0001		$ 0.0001	$ 0.0001
STATEMENT OF OPERATIONS
Loss from operations	$ (1,268,207)		$ (159,260)	$ (2,224,735)
Other (expense) income:
Financing costs - derivative warrant liabilities			(168,086)
Change in fair value of derivative warrant liabilities	(5,001,745)	5,557,500	(3,890,255)	555,755
Net loss from investments held in Trust Account			(142)
Total other (expense) income			(4,058,483)
Net loss	$ (6,262,431)	4,644,993	(4,217,743)	(1,617,438)
STATEMENT OF CASH FLOWS
Net cash used in operating activities			(812,522)	(829,209)
Net cash used in investing activities			(258,750,000)
Net cash provided by financing activities			261,326,846
Net decrease in cash			1,764,324	$ (829,209)
As Reported
Balance Sheet
Total assets			261,273,723
Liabilities and stockholders' equity
Total current liabilities			210,349
Total Liabilities			210,349
Class A common stock, $0.0001 par value; shares subject to possible redemption			256,063,370
Stockholders' Equity:
Additional paid-in capital			5,158,732
Accumulated deficit			(159,402)
Total stockholders' equity			5,000,004
Total Liabilities and Stockholders' Equity			261,273,723
STATEMENT OF OPERATIONS
Loss from operations			(159,260)
Other (expense) income:
Net loss from investments held in Trust Account			(142)
Total other (expense) income			(142)
Net loss			(159,402)
STATEMENT OF CASH FLOWS
Net cash used in operating activities			(812,522)
Net cash used in investing activities			(258,750,000)
Net cash provided by financing activities			261,326,846
Net decrease in cash			1,764,324
Adjustment
Liabilities and stockholders' equity
Derivative warrant liabilities			22,415,255
Total Liabilities			22,415,255
Class A common stock, $0.0001 par value; shares subject to possible redemption			(22,415,260)
Stockholders' Equity:
Additional paid-in capital			4,058,122
Accumulated deficit			(4,058,341)
Total stockholders' equity			5
Other (expense) income:
Financing costs - derivative warrant liabilities			(168,086)
Change in fair value of derivative warrant liabilities			(3,890,255)
Total other (expense) income			(4,058,341)
Net loss			(4,058,341)
Class A Common Stock
Stockholders' Equity:
Common stock			251
Total stockholders' equity			$ 251			0
Common shares, par value, (per share)	$ 0.0001		$ 0.0001	$ 0.0001
Other (expense) income:
Weighted average shares outstanding, basic and diluted			25,571,831
Class A Common Stock | As Reported
Stockholders' Equity:
Common stock			$ 27
Other (expense) income:
Weighted average shares outstanding, basic and diluted			25,615,056
Class A Common Stock | Adjustment
Stockholders' Equity:
Common stock			$ 224
Other (expense) income:
Weighted average shares outstanding, basic and diluted			(43,225)
Class B Common Stock
Stockholders' Equity:
Common stock	$ 647		$ 647	$ 647
Total stockholders' equity	$ 647	$ 647	$ 647	$ 647		$ 0
Common shares, par value, (per share)	$ 0.0001		$ 0.0001	$ 0.0001
Other (expense) income:
Weighted average shares outstanding, basic and diluted			5,767,811
Basic and diluted net loss per common share			$ (0.73)
Class B Common Stock | As Reported
Stockholders' Equity:
Common stock			$ 647
Other (expense) income:
Weighted average shares outstanding, basic and diluted			5,762,948
Basic and diluted net loss per common share			$ (0.03)
Class B Common Stock | Adjustment
Other (expense) income:
Weighted average shares outstanding, basic and diluted			4,863
Basic and diluted net loss per common share			$ (0.70)
Common stock subject to redemption
Stockholders' Equity:
Temporary equity, par value			$ 0.0001